Debt - Summary of Detailed Information About Borrowings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
2.5% notes due February 2018 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	2.50%	2.50%
Maturity date	February 2018	February 2018
4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.50%	4.50%
4.5% notes due January 2021 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.50%	4.50%
Maturity date	January 2021	January 2021
4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.75%	4.75%
4.75% notes due January 2022 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.75%	4.75%
Maturity date	January 2022	January 2022
3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%
3.75% notes due February 2023 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%
Maturity date	February 2023	February 2023
8.50% notes due June 2024 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	8.50%	8.50%
Maturity date	June 2024	June 2024
6.125% notes due October 2035 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Maturity date	October 2035	October 2035
6.0% notes due August 2040 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Maturity date	August 2040	August 2040
6.25% notes due July 2041 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Maturity date	July 2041	July 2041
5.2% notes due March 2042 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Maturity date	March 2042	March 2042
5.4% notes due February 2043 [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Maturity date	February 2043	February 2043
Antamina term loan due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	April 2020	April 2020